INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax provision (benefit)	$ 34	$ 20
Deferred tax provision	843	1,144
Provision for income tax before adjustment to deferred tax asset valuation allowance	877	1,164
Net provision (benefit) for income taxes	$ 877	$ 1,164